DUE TO RELATED PARTIES	6 Months Ended
Jun. 30, 2023
ESG [Member]
DUE TO RELATED PARTIES

NOTE 9: DUE TO RELATED PARTIES

ESG Inc. issued 12 million shares of common stock to Mr. Zhi Yang, our founder and CEO for the sum of $30,000 in February, 2023. ESG canceled the 12 million shares, and the $30,000 of paid in capital became short term debt. The debt bore no interest and payable on demand.